UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22909

OUTLOOK FUNDS TRUST
Three Canal Plaza
Portland, Maine 04101
(207) 347-2000

Zachary Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, Maine 04101

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

3D PRINTING AND TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2014

\		Security
\	Shares	Description	Value
Common Stock - 95.6%
Basic Materials - 1.5%
	7,500	Graphene 3D Lab, Inc. (a)	$10,380
	750	Victrex PLC	19,527
			29,907
Healthcare - 13.0%
	1,150	Align Technology, Inc. (a)	59,432
	8,000	Ekso Bionics Holdings, Inc. (a)	6,720
	2,100	Harvard Apparatus Regenerative Technology, Inc. (a)	17,010
	330	Medtronic, Inc.	20,443
	21,000	Organovo Holdings, Inc. (a)	133,770
	300	Smith & Nephew PLC, ADR	25,257
			262,632
Industrials - 11.9%
	150	3M Co.	21,252
	5,000	Camtek, Ltd. (a)	19,650
	2,650	General Electric Co.	67,893
	800	Groupe Gorge	20,199
	230	Honeywell International, Inc.	21,418
	175	Lockheed Martin Corp.	31,986
	300	Rolls-Royce Holdings PLC, ADR	23,565
	300	Siemens AG, ADR	35,721
			241,684
Technology - 69.2%
	3,650	3D Systems Corp. (a)	169,250
	300	Adobe Systems, Inc. (a)	20,757
	700	Aerovironment, Inc. (a)	21,049
	3,500	Alphaform AG (a)	12,656
	450	ANSYS, Inc. (a)	34,051
	200	Apple, Inc.	20,150
	1,500	ARC Group Worldwide, Inc. (a)	23,430
	2,800	Arcam AB (a)	65,771
	1,600	Autodesk, Inc. (a)	88,160
	3,500	Cimatron, Ltd. (a)	21,105
	1,300	Dassault Systemes, ADR	83,590
	1,500	Exa Corp. (a)	16,920
	650	FARO Technologies, Inc. (a)	32,988
	35	Google, Inc., Class A (a)	20,594
	1,400	Hewlett-Packard Co.	49,658
	700	iRobot Corp. (a)	21,315
	48,000	Kinpo Electronics (a)	22,801
	6,500	Materialise NV, ADR (a)	72,995
	2,300	Mensch und Maschine Software SE	16,832
	900	Proto Labs, Inc. (a)	62,100
	900	PTC, Inc. (a)	33,210
	2,150	Renishaw PLC	56,813
	70,000	Sigma Labs, Inc. (a)	7,588
	2,200	SLM Solutions Group AG (a)	49,294
	2,200	Stratasys, Ltd. (a)	265,716
	2,500	The ExOne Co. (a)	52,225
	25,000	Tinkerine Studios, Ltd. (a)	5,581
	4,200	voxeljet AG, ADR (a)	58,254
			1,404,853
Total Common Stock
(Cost $2,164,424)			1,939,076
Rights - 0.0%
	3,500	Alphaform AG - Rights (a)(b) (Cost $0)	154

Money Market Funds - 4.7%
	95,180	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (c) (Cost $95,180)	95,180
Total Investments - 100.3%
(Cost $2,259,604)*			$2,034,410
Other Assets & Liabilities, Net – (0.3)%			(5,503)
Net Assets – 100.0%			$2,028,907

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $154 or 0.0% of net assets.
(c)	Variable rate security. Rate presented is as of September 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$42,406
Gross Unrealized Depreciation	(267,600)
Net Unrealized Depreciation	$(225,194)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,939,076
Level 2 - Other Significant Observable Inputs	95,180
Level 3 - Significant Unobservable Inputs	154
Total	$2,034,410

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Rights
Balance as of 01/28/14	$-
Change in Unrealized Appreciation	154
Balance as of 09/30/14	$154
Net change in unrealized appreciation from investments held as of 09/30/14	$154

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OUTLOOK FUNDS TRUST

By:	/s/ Alan M. Meckler
Alan M. Meckler, President; Principal Executive Officer

Date:	November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan M. Meckler
Alan M. Meckler, President; Principal Executive Officer

Date:	November 3, 2014

By:	/s/ Karen Shaw
Karen Shaw, Treasurer; Principal Financial Officer

Date:	November 3, 2014